Revenue	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue
Revenue
The following tables summarize previously reported revenues for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Agricultural Equipment	$11,682	$10,683	$9,690
Construction Equipment	3,021	2,530	2,206
Commercial Vehicles	10,939	10,562	9,628
Powertrain	4,565	4,369	3,707
Eliminations and Other	(2,376)	(2,375)	(2,015)
Total Industrial Activities	$27,831	$25,769	$23,216
Financial Services	1,989	2,028	1,916
Eliminations and Other	(114)	(96)	(37)
Total Revenues	$29,706	$27,701	$25,095
The following table disaggregates previously reported revenues by major source for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
	(in millions)

Revenues from:
Sales of goods	$26,838	$24,987	$22,426
Rendering of services	527	438	451
Rents on assets sold with a buy-back commitment	466	344	339
Revenues from sales of goods and services	$27,831	$25,769	$23,216
Finance and interest income	1,115	1,185	1,190
Rents and other income on operating lease	760	747	689
Finance, interest and other income	$1,875	$1,932	$1,879
Total Revenues	$29,706	$27,701	$25,095

Contract liabilities recorded in Other liabilities were $1,368 million, $1,498 million and $1,216 million at December 31, 2018, 2017 and 2016, respectively. Contract liabilities primarily relate to extended warranties/maintenance and repair contracts, and transactions for the sale of vehicles with a buy-back commitment. During the year ended December 31, 2018, 2017 and 2016, revenues included $544 million, $496 million and $428 million, respectively, relating to contract liabilities outstanding at the beginning of each period.
As of December 31, 2018, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $2.2 billion. CNH Industrial expects to recognize revenue on approximately 40% and 84% of the remaining performance obligations over the next 12 and 36 months, respectively, with the remaining recognized thereafter.